UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Errol M Rudman

Address: 712 Fifth Avenue
         20th Floor
         New York, NY 10019



13F File Number: 028-02596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Errol M Rudman
Title:   Investment Manager
Phone:   (212) 521-5160


Signature, Place and Date of Signing:

/s/ Errol M. Rudman             New York, New York              May 14, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       65

Form 13F Information Table Value Total:       $183,743
                                             (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE


                                                   FORM 13F INFORMATION TABLE


COLUMN 1                         COLUMN  2       COLUMN 3     COLUMN 4       COLUMN 5           COLUMN 6  COLUMN 7  COLUMN 8

                                 TITLE                        VALUE      SHRS OR   SH/  PUT/   INVESTMENT  OTHER VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS        CUSIP        (X$1000)   PRN AMT   PRN  CALL   DISCRETION  MGRS  SOLE SHARED NONE
--------------                   ---------       ------       ---------  --------  ---  -----  ----------- ----- ---- ------ ----
ALCOA INC                         COM             013817101       805     56,500    SH          SOLE             56500
ALTISOURCE PORTFOLIO SOLNS S      REG SHS         L0175J104       670     29,893    SH          SOLE             29893
AMPHENOL CORP NEW                 CL A            032095101     7,948    188,392    SH          SOLE            188392
AMR CORP                          COM             001765106     2,735    300,250    SH          SOLE            300250
APPLE INC                         COM             037833100     2,139      9,100    SH          SOLE             9,100
ATLAS ENERGY INC                  COM             049298102     2,651     85,194    SH          SOLE             85194
AVNET INC                         COM             053807103     2,100     70,000    SH          SOLE             70000
BANK OF AMERICA CORPORATION       COM             060505104     5,059    283,400    SH          SOLE            283400
BELDEN INC                        COM             077454106     4,395    160,050    SH          SOLE            160050
BIOMIMETIC THERAPEUTICS INC       COM             09064X101     6,117    465,162    SH          SOLE            465162
BLACKSTONE GROUP L P              COM UNIT LTD    09253U108       644     46,000    SH          SOLE             46000
BROCADE COMMUNICATIONS SYS I      COM NEW         111621306       644    112,850    SH          SOLE            112850
BRUKER CORP                       COM             116794108     5,260    359,025    SH          SOLE            359025
CIGNA CORP                        COM             125509109       658     18,000    SH          SOLE             18000
CITIGROUP INC                     COM             172967101     3,007    742,550    SH          SOLE            742550
CLOUD PEAK ENERGY INC             COM             18911Q102     1,101     66,150    SH          SOLE             66150
CONSOL ENERGY INC                 COM             20854P109     5,333    125,000    SH          SOLE            125000
CONSOL ENERGY INC                 COM             20854P109     3,413     80,000        CALL    SOLE             80000
CONTINENTAL AIRLS INC             CL B            210795308     1,977     90,000    SH          SOLE             90000
COWEN GROUP INC NEW               CL A            223622101     2,307    407,650    SH          SOLE            407650
CVS CAREMARK CORPORATION          COM             126650100     2,924     79,967    SH          SOLE             79967
DELTA AIR LINES INC DEL           COM NEW         247361702       999     68,500    SH          SOLE             68500
DIAMOND FOODS INC                 COM             252603105     2,283     54,300    SH          SOLE             54300
DOLE FOOD CO INC NEW              COM             256603101     1,388    117,100    SH          SOLE            117100
E TRADE FINANCIAL CORP            COM             269246104       850    514,600    SH          SOLE            514600
EXPRESS SCRIPTS INC               COM             302182100     4,854     47,700    SH          SOLE             47700
GOLDMAN SACHS GROUP INC           COM             38141G104     3,245     19,015    SH          SOLE             19015
GREAT LAKES DREDGE & DOCK CO      COM             390607109       905    172,450    SH          SOLE            172450
HOME DEPOT INC                    COM             437076102     2,750     85,000    SH          SOLE             85000
HORSEHEAD HLDG CORP               COM             440694305     2,434    205,580    SH          SOLE            205580
INSITUFORM TECHNOLOGIES INC       CL A            457667103     3,125    117,447    SH          SOLE            117447
JACOBS ENGR GROUP INC DEL         COM             469814107     2,260     50,000    SH          SOLE             50000
JETBLUE AIRWAYS CORP              COM             477143101     1,041    186,500    SH          SOLE            186500
JPMORGAN CHASE & CO               COM             46625H100     3,565     79,660    SH          SOLE             79660
KKR FINANCIAL HLDGS LLC           COM             48248A306     1,067    130,000    SH          SOLE            130000
LAZARD LTD                        SHS A           G54050102     6,427    180,023    SH          SOLE            180023
LAZARD LTD                        SHS A           G54050102     4,969    139,200        CALL    SOLE            139200
LEAR CORP                         COM NEW         521865204     2,169     27,330    SH          SOLE             27330
MARTHA STEWART LIVING OMNIME      CL A            573083102       698    125,000    SH          SOLE            125000
MASSEY ENERGY CORP                COM             576206106     1,569     30,000    SH          SOLE             30000
MEDCO HEALTH SOLUTIONS INC        COM             58405U102     3,925     60,800    SH          SOLE             60800
MGIC INVT CORP WIS                COM             552848103     1,691    154,150    SH          SOLE            154150
MGP INGREDIENTS INC               COM             55302G103       470     61,190    SH          SOLE             61190
MOHAWK INDS INC                   COM             608190104     3,709     68,200    SH          SOLE             68200
PATTERSON COMPANIES INC           COM             703395103       867     27,930    SH          SOLE             27930
RITCHIE BROS AUCTIONEERS          COM             767744105     7,717    358,450    SH          SOLE            358450
RUSH ENTERPRISES INC              CL A            781846209     2,569    194,456    SH          SOLE            194456
SENSATA TECHNOLOGIES HLDG BV      SHS             N7902X106     5,002    278,500    SH          SOLE            278500
SIRONA DENTAL SYSTEMS INC         COM             82966C103     5,938    156,130    SH          SOLE            156130
SLM CORP                          COM             78442P106     2,938    234,650    SH          SOLE            234650
SOTHEBYS                          COM             835898107     2,722     87,550    SH          SOLE             87550
STIFEL FINL CORP                  COM             860630102     2,520     46,890    SH          SOLE             46890
SYMETRA FINL CORP                 COM             87151Q106       762     57,800    SH          SOLE            57,800
TIMKEN CO                         COM             887389104     3,499    116,600    SH          SOLE           116,600
TRANSDIGM GROUP INC               COM             893641100    10,779    203,220    SH          SOLE           203,220
TREEHOUSE FOODS INC               COM             89469A104       445     10,150    SH          SOLE            10,150
TREEHOUSE FOODS INC               COM             89469A104     1,316     30,000        CALL    SOLE            30,000
TW TELECOM INC                    COM             87311L104     9,765    537,702    SH          SOLE           537,702
UAL CORP                          COM NEW         902549807     1,351     69,100    SH          SOLE            69,100
UNITEDHEALTH GROUP INC            COM             91324P102       686     21,000    SH          SOLE            21,000
VALASSIS COMMUNICATIONS INC       COM             918866104     2,757     99,060    SH          SOLE            99,060
WEATHERFORD INTERNATIONAL LT      REG             H27013103       775     48,860    SH          SOLE            48,860
WELLPOINT INC                     COM             94973V107       644     10,000    SH          SOLE            10,000
XEROX CORP                        COM             984121103     1,567    160,700    SH          SOLE           160,700
XYRATEX LTD                       COM             G98268108       847     50,000    SH          SOLE            50,000
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